Label	Element	Value
Leasehold interests in land [Member] | IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 0
Investment property leasehold interests in land [Member] | IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 0